Vessels, net (Tables)	6 Months Ended
Jun. 30, 2020
Vessels, net [Abstract]
Vessels, net - Consolidated statement of financial position
	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2020	149,579	(101,858)	7,600	(7,079)	48,242
Additions	-	-	1,500	-	1,500
Impairment loss	(4,615)	-	-	-	(4,615)
Depreciation & Amortization	-	(1,104)	-	(856)	(1,960)
Balance at June 30, 2020	144,964	(102,962)	9,100	(7,935)	43,167

Impairment loss
Vessel
m/v River Globe	(332)
m/v Sky Globe	(1,231)
m/v Star Globe	(460)
m/v Sun Globe	(2,013)
m/v Moon Globe	(579)
Impairment loss	(4,615)